Payables Pursuant to the Acquisitions - Narrative (Details) - USD ($) $ in Thousands	4 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Oct. 31, 2023	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Sep. 07, 2023
Business Combination, Contingent Consideration [Abstract]
Percentage of cash tax savings payable to certain sellers of prior acquisitions		100.00%			100.00%
Acquisition related payables		$ 1,081		$ 30,292	$ 17,226	$ 0
Payment of outstanding acquisition payables	$ 0	$ 16,145	$ 13,066	$ 0	$ 13,066